CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	(Accumulated deficit)/Retained earnings CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance (in shares) at Dec. 31, 2022 | shares	865,413,376
Balance at Dec. 31, 2022	¥ 564	¥ (918,894)	¥ 15,450,389		¥ 695,184	¥ (3,586,480)		¥ 11,640,763
Net income						1,099,227	¥ (9)	1,099,218
Foreign currency translation adjustments					186,976			186,976
Unrealized gains on available-for-sale investments, net of reclassification					16,650			16,650
Share-based compensation			1,056,967					1,056,967
Exercise of share options and vesting of RSU, Value		623,862	(442,294)					181,568
Exercise of share options and vesting of RSU, Shares | shares	17,920,314
Repurchase of ordinary shares		(184,698)						(184,698)
Repurchase of ordinary shares (in shares) | shares	(3,530,912)
Cash dividends declared			(568,251)					(568,251)
Appropriation to statutory reserves				¥ 5,000		(5,000)
Balance (in shares) at Dec. 31, 2023 | shares	879,802,778
Balance at Dec. 31, 2023	¥ 564	(479,730)	15,496,811	5,000	898,810	(2,492,253)	(9)	13,429,193
Net income						1,584,664	(17,638)	1,567,026
Foreign currency translation adjustments					154,051		151	154,202
Unrealized gains on available-for-sale investments, net of reclassification					1,701			1,701
Share-based compensation			1,143,685					1,143,685
Exercise of share options and vesting of RSU, Value		593,016	(405,961)					187,055
Exercise of share options and vesting of RSU, Shares | shares	21,969,262
Issuance of ordinary shares as treasury shares, Value	¥ 7	(7)
Repurchase of ordinary shares		(1,632,987)						(1,632,987)
Repurchase of ordinary shares (in shares) | shares	(32,473,978)
Acquisition of a subsidiary							112,945	112,945
Cash dividends declared | $									$ 0
Appropriation to statutory reserves				10,051		(10,051)
Balance (in shares) at Dec. 31, 2024 | shares	869,298,062
Balance at Dec. 31, 2024	¥ 571	(1,519,708)	16,234,535	15,051	1,054,562	(917,640)	95,449	14,962,820
Net income						2,735,340	(44,873)	2,690,467	384,731
Foreign currency translation adjustments					(256,305)		(313)	(256,618)	(36,696)
Unrealized gains on available-for-sale investments, net of reclassification					44,444			44,444	6,355
Share-based compensation			911,987					911,987
Exercise of share options and vesting of RSU, Value		1,387,507	(1,034,164)					353,343
Exercise of share options and vesting of RSU, Shares | shares	28,207,246
Issuance of ordinary shares as treasury shares, Value	¥ 22	(22)
Repurchase of ordinary shares		(71,770)						(71,770)
Repurchase of ordinary shares (in shares) | shares	(1,017,496)
Issuance of ordinary shares upon share offer, Shares | shares	34,500,000
Issuance of ordinary shares upon share offer, Value	¥ 25		2,002,750					2,002,775
Cash dividends declared						(556,410)		(556,410)
Appropriation to statutory reserves				37,063		(37,063)
Balance (in shares) at Dec. 31, 2025 | shares	930,987,812
Balance at Dec. 31, 2025	¥ 618	¥ (203,993)	¥ 18,115,108	¥ 52,114	¥ 842,701	¥ 1,224,227	¥ 50,263	¥ 20,081,038	$ 2,871,550